Related Party Transactions - Schedule of Amounts Due to and from Related Parties (Detail) - CAD CAD in Millions	Dec. 31, 2016	Dec. 31, 2015
Related Party Transactions [Abstract]
Due from related parties	CAD 224	CAD 184
Due to related parties	CAD (279)	CAD (142)